Fair Value Measurement	12 Months Ended
Dec. 31, 2012
Fair Value Measurement
Fair Value Measurement

6. Fair Value Measurement

Other than the acquisition purchase price payable, the Group did not have any assets or liabilities that were required to be measured at fair value on a recurring basis as of December 31, 2010, 2011 and 2012. The Group’s assets or liabilities measured at fair value on a non-recurring basis in the periods presented include fair value measurement of reporting units applied in goodwill impairment testing (see Note 10), fair value measurement of an equity method investment and a cost method investment that resulted in other-than-temporary impairments (see Note 11 and 12, respectively).

The fair value measurement for the acquisition purchase price payable for the four subsidiaries in the outdoor billboard business was determined using the discounted cash flow method and were classified as current acquisition payables or non-current acquisition payables based on the estimated timing of payment. The major inputs included discount rate and management’s best estimate of the amount and timing of acquisition payables which involved significant judgment and were not observable or could be corroborated with market data. Therefore the fair value measurement is classified as level 3 measurement. In the third and fourth quarter of 2012, the Group disposed of these four subsidiaries and pursuant to the disposal agreements, the acquisition payables were cancelled upon disposition. Up to the date of disposal, the fair value of the acquisition purchase price payable in these four subsidiaries has increased by $1,179,080, resulting in a charge recognized in the consolidated statement of income for the year ended December 31, 2012. No change in fair value of acquisition purchase price payable was recognized for the year ended December 31, 2011.

The fair value measurements for acquired intangible assets and goodwill are classified as Level 3 measurements. Determining the appropriate fair value model and calculating the fair value of these instruments requires the input of significant estimates and assumptions, some of which are unobservable. The estimates and assumptions include business assumptions, terminal value, discount rate, and tax amortization benefit. No impairment loss was recognized on acquired intangible assets for the years ended December 31, 2010, 2011 and 2012. An impairment loss of nil, nil, and $907,776, was recognized on goodwill for the years ended December 31, 2010, 2011 and 2012, respectively (See Note 10).

The fair value measurement for equity method investment, which investment is in the form of marketable securities, is classified as Level 1 measurement. The fair value measurement of cost method investment, which investment is in the form of unquoted investment, is classified as Level 3 measurement. An impairment loss of nil, $38,265,294, and $7,264,781 was recognized on equity method investment for the years ended December 31, 2010, 2011 and 2012, respectively (See Note 11). An impairment loss of nil, nil, and $1,525,602, was recognized on cost method investment, for the years ended December 31, 2010, 2011 and 2012, respectively (See Note 12).

The Group’s financial instruments include cash and cash equivalents, short-term investments, accounts receivable, and other current assets, rental deposits, amount due from and due to related parties, bank loans and accounts payable. Except for long-term bank loan, the fair value of financial instruments approximates their carrying value as of December 31, 2011 and 2012 due to their short-term nature. The fair value of long term bank loan also approximates its fair value as the interest rate on the debt is close to prevailing market rate as of December 31, 2011 and 2012. The fair value measurement is classified as level 2. The Group does not use derivative instruments to manage risks.